Financial instruments	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Accounting classifications and fair values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

		Carrying amount				Fair value
(in thousands of USD)	Note	Financial instruments at fair value	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
June 30, 2026

Financial assets measured at fair value
Interest rate swaps	20-22	1,044	—	—	1,044	—	1,044	—	1,044
Investments	25	89,800	—	—	89,800	—	—	89,800	89,800
Short-term investments	25	8,271	—	—	8,271	8,271	—	—	8,271
		99,115	—	—	99,115

Financial assets not measured at fair value
Non-current receivables (excl. derivatives)	20	—	97,461	—	97,461	—	—	97,461	97,461
Trade and other receivables *	22	—	352,389	—	352,389	—	—	—	—
Cash and cash equivalents	—	—	151,574	—	151,574	—	—	—	—
		—	601,424	—	601,424

Financial liabilities measured at fair value
Forward exchange contracts	16	410	—	—	410	—	410	—	410
		410	—	—	410

Financial liabilities not measured at fair value
Secured bank loans	16	—	—	2,955,764	2,955,764	—	2,955,764	—	2,955,764
Unsecured bank loans	16	—	—	108,641	108,641	—	108,641	—	108,641
Unsecured other notes	16	—	—	203,619	203,619	204,081	—	—	204,081
Other borrowings	16	—	—	2,179,036	2,179,036	—	2,179,036	—	2,179,036
Lease liabilities	16	—	—	5,601	5,601	—	—	—	—
Trade and other payables *	17	—	—	172,632	172,632	—	—	—	—
		—	—	5,625,293	5,625,293

		Carrying amount				Fair value
(in thousands of USD)	Note	Financial instruments at fair value	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2025

Financial assets measured at fair value
Forward exchange contracts	22	482	—	—	482	—	482	—	482
Interest rate swaps	20-22	110	—	—	110	—	110	—	110
Bunker derivatives	22	96	—	—	96	—	96	—	96
Investments	25	89,800	—	—	89,800	—	—	89,800	89,800
		90,488	—	—	90,488

Financial assets not measured at fair value
Non-current receivables	20	—	97,116	—	97,116	—	—	97,116	97,116
Trade and other receivables *	22	—	250,312	—	250,312	—	—	—	—
Cash and cash equivalents	—	—	146,529	—	146,529	—	—	—	—

		—	493,957	—	493,957

Financial liabilities measured at fair value
Interest rate swaps	—	20	—	—	20	—	20	—	20
		20	—	—	20

Financial liabilities not measured at fair value
Secured bank loans	16	—	—	3,187,820	3,187,820	—	3,277,577	—	3,277,577
Unsecured bank loans	16	—	—	2,940	2,940	—	2,940	—	2,940
Unsecured other notes	16	—	—	203,287	203,287	204,195	—	—	204,195
Other borrowings	16	—	—	2,150,673	2,150,673	—	2,175,537	—	2,175,537
Lease liabilities	16	—	—	5,049	5,049	—	5,121	—	5,121
Trade and other payables *	17	—	—	143,653	143,653	—	—	—	—
		—	—	5,693,422	5,693,422
* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 22), deferred income and VAT payables (included in other payables) (see Note 17), which are not financial assets (liabilities) are not included.
Measurement of fair values
Valuation techniques and significant unobservable inputs
Level 1 fair value was determined based on the actual trading of the unsecured notes, due in 2026, and the trading price on June 30, 2026. The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Forward exchange contracts
Forward pricing: the fair value is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curve in the respective currencies.
Not applicable

Financial instruments measured at fair value
Interest rate swaps
Swap models: the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates.
Not applicable
Commodity derivatives	Fair value is determined based on the present value of the quoted forward price.	Not applicable
Equity investments	The valuation is based on either the multiple approach or the net asset value, depending on the investee's industry characteristics and the nature of its operations	EBITDA multiple; Discount for lack of marketability; Control premium or minority discount; Underlying fair value inputs used in the NAV calculation.

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Non-current receivables (consisting primarily of shareholders' loans and cash security deposits)	Discounted cash flow	Discount rate and forecasted cash flows

Lease receivables	Discounted cash flow	Discount rate

Other financial liabilities (consisting of secured and unsecured bank loans and lease liabilities)	Discounted cash flow	Discount rate

Other financial notes (consisting of unsecured notes)	List price	Not applicable

Transfers between Level 1, 2 and 3
There were no transfers between these levels in 2025 and for the six-month period ended June 30, 2026.
Liquidity risk
Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation. The sources of financing are diversified and the bulk of the loans are irrevocable, long-term and maturities are spread over different years.
The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows June 30, 2026
(in thousands of USD)	Note	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	3,268,024	4,180,963	576,087	2,603,878	1,000,998
Other borrowings	16	2,179,036	3,122,017	313,482	1,074,668	1,733,867
Lease liabilities	16	5,601	6,330	1,767	1,627	2,936
Trade and other payables *	17	172,632	172,632	157,560	15,072	—
		5,625,293	7,481,942	1,048,896	3,695,245	2,737,801

		Contractual cash flows December 31, 2025
(in thousands of USD)	Note	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	3,394,047	4,388,777	759,149	2,845,993	783,636
Other borrowings	16	2,150,693	3,121,500	395,002	949,471	1,777,028
Lease liabilities	16	5,049	5,763	1,793	3,915	56
Trade and other payables *	17	143,653	143,653	143,653	—	—
		5,693,442	7,659,694	1,299,596	3,799,379	2,560,719

* Deferred income and VAT payables (included in other payables) (see Note 17), which are not financial liabilities, are not included.
The Group has secured bank loans that contain loan covenants. A future breach of covenant may require the Group to repay the loan earlier than indicated in the above table. As of June 30, 2026 and December 31, 2025, the Group was in compliance with all of the covenants contained in the debt agreements.
The interest payments on variable interest rate loans in the table above reflect market forward interest rates at the reporting date and these amounts may change as market interest rates change. It is not expected that the cash flows included in the table above (the maturity analysis) could occur significantly earlier, or at significantly different amounts than stated above.